American Pension Investors Trust

106 Annjo Court, Suite A

Forest, Virginia 24551

June 2, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	American Pension Investors Trust (the “Registrant”)
File Nos. 002-96538; 811-04262

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that (i) the Prospectus for Yorktown Bond Fund (formerly, Yorktown Multi-Sector Bond Fund) Class C Shares and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 92 (“PEA 92”) to the Registrant’s registration statement on Form N-1A, and (ii) the text of PEA 92 has been filed electronically.

If you need any further assistance, please contact the undersigned at (513) 869-4262.

Very truly yours,

/s/ Maggie Bull

By: Maggie Bull

Title: Assistant Secretary